Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Consolidated Statements Of Comprehensive Loss Unaudited Abstract
LOSS FOR THE PERIOD	$ (708)	$ (765)	$ (1,431)	$ (1,241)
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	(9)	(38)	(32)	(17)
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(1,246)	272	(1,604)	(430)
OTHER COMPREHENSIVE LOSS FOR THE PERIOD	(1,255)	234	(1,636)	(447)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(1,963)	(531)	(3,067)	(1,688)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO:
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD IS ATTRIBUTABLE TO THE PARENT COMPANY SHAREHOLDERS	$ (1,963)	$ (531)	$ (3,067)	$ (1,688)